Expense Example	Sep. 25, 2025 USD ($)
ARK DIET Q1 Buffer ETF | ARK DIET Q1 Buffer ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 91
Expense Example, with Redemption, 3 Years	401
ARK DIET Q2 Buffer ETF | ARK DIET Q2 Buffer ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	401
ARK DIET Q3 Buffer ETF | ARK DIET Q3 Buffer ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	401
ARK DIET Q4 Buffer ETF | ARK DIET Q4 Buffer ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	$ 401